Long-Term Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Bank loans
Secured loans	$ 6,969,925	$ 8,145,702
Unsecured loans	699,464	885,493
Total borrowings	7,669,389	9,031,195
Less: Current portion	(4,119,952)	(4,188,088)
Total	$ 3,549,437	$ 4,843,107